Pax World Funds Series Trust III

Supplement Dated August 17, 2018
to the Prospectus and Statement of Additional Information
dated May 1, 2018

Effective on or about August 7, 2018, Impax Asset Management LLC and Pax Ellevate Management LLC published Joint Pax Global Women’s Leadership Index Policies and Procedures for the Pax Global Women’s Leadership Index (the “Women’s Index). Accordingly, the Prospectus and Statement of Additional Information are amended, as follows:

PROSPECTUS

The first full paragraph is replaced in its entirety with the following:

The Women’s Index is a customized market capitalization-weighted index consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by the IAM Gender Analytics team, with final approval by the IAM Women’s Index Committee. In addition, the companies comprising the Women’s Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by the IAM Gender Analytics team, with final approval by the IAM Women’s Index Committee. The Women’s Index is composed of approximately 400 securities. As of December 31, 2017, the Women’s Index included companies with market capitalizations between approximately $2.9 billion and $732 billion.

The first full paragraph is replaced in its entirety with the following:

In connection with each annual re-constitution of the Women’s Index, the IAM Women’s Index Committee approves the names of the issuers to be included in the Women’s Index, based on recommendations by the IAM Gender Analytics team. IAM and PEM have adopted policies and procedures designed to address conflicts of interest between IAM’s role in the creation and maintenance of the Women’s Index and PEM’s role in managing the Global Women’s Fund. These policies and procedures are designed so that no individuals with any portfolio management responsibilities for the Global Women’s Fund have any role, responsibility or input regarding the composition of the Women’s Index. In addition, IAM and PEM have adopted policies and procedures that prohibit the Global Women’s Fund’s portfolio managers, who are joint employees of IAM and PEM, from acquiring, for the Global Women’s Fund or their own account, securities under consideration for inclusion in the Women’s Index, and from selling, for the Global Women’s Fund or their own account, securities under consideration for removal from the Women’s Index, until the re-constituted Women’s Index has been published by the calculation agent for the Women’s Index. As a result, the Global Women’s Fund will be unable to benefit from any advance knowledge by the Global Women’s Fund’s portfolio managers of changes to the composition of the Women’s Index.

PAX081718

Footnote 4 is replaced in its entirety with the following:

[4]

The Women’s Index is a customized market capitalization-weighted index created and licensed by IAM consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by the IAM Gender Analytics team, with final approval by the IAM Women’s Index Committee. In addition, the companies comprising the Women’s Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by the IAM Gender Analytics team, with final approval by the IAM Women’s Index Committee. Inception date of the Women’s Index is February 28, 2014.

The first full paragraph is replaced in its entirety with the following:

The Women’s Index is a customized market capitalization-weighted index consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by the IAM Gender Analytics team, with final approval by the IAM Women’s Index Committee. In addition, the companies comprising the Women’s Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by the IAM Gender Analytics team, with final approval by the IAM Women’s Index Committee. The Women’s Index is composed of approximately 400 securities. As of December 31, 2017, the Women’s Index included companies with market capitalizations between approximately $2.9 billion and $732 billion.

The third full paragraph is replaced in its entirety with the following:

In connection with each annual re-constitution of the Women’s Index, the IAM Women’s Index Committee approves the names of the issuers to be included in the Women’s Index, based on recommendations by the IAM Gender Analytics team. IAM and PEM have adopted policies and procedures designed to address conflicts of interest between IAM’s role in the creation and maintenance of the Women’s Index and PEM’s role in managing the Global Women’s Fund. These policies and procedures are designed so that no individuals with any portfolio management responsibilities for the Global Women’s Fund have any role, responsibility or input regarding the composition of the Women’s Index. In addition, IAM and PEM have adopted policies and procedures that prohibit the Global Women’s Fund’s portfolio managers, who are joint employees of IAM and PEM, from acquiring, for the Global Women’s Fund or their own account, securities under consideration for inclusion in the Women’s Index, and from selling, for the Global Women’s Fund or their own account, securities under consideration for removal from the Women’s Index, until the re-constituted Women’s Index has been published by the calculation agent for the Women’s Index. As a result, the Global Women’s Fund will be unable to benefit from any advance knowledge by the Global Women’s Fund’s portfolio managers of changes to the composition of the Women’s Index.

Page 121-122

The first paragraph under the section entitled Investment Advisers is replaced in its entirety with the following:

Impax Asset Management LLC, formerly known as Pax World Management LLC (“IAM”), 30 Penhallow Street, Suite 400, Portsmouth, New Hampshire 03801, is the investment adviser for each Fund other than the Global Women’s Fund. IAM is responsible, either directly or through others selected by it, for the management of each Fund, subject to oversight by the Board of Trustees of Pax World Funds Series Trust I (the “Trust”), of which each Fund other than the Global Women’s Fund is a series. IAM is a registered investment adviser and has been an investment adviser since 1971. As of January 18, 2018, IAM is a majority-owned subsidiary of Impax Asset Management Group plc, a publicly traded company on the Alternative Investment Market of the London Stock Exchange. Impax Asset Management Group plc also is the parent company of Impax Asset Management Ltd., the sub-adviser to the Global Environmental Markets Fund. A discussion regarding the basis for the Board of Trustees’ approval of each Fund’s investment advisory agreement is available in the Funds’ most recent semiannual report for the period ended June 30. IAM serves as index provider of the Women’s Index for the Global Women’s Fund. For additional information about IAM’s role as index provider, please see the “Investment Advisory and Other Services” section in the SAI.

STATEMENT OF ADDITIONAL INFORMATION

The second paragraph in the section entitled Investment Philosophy is replaced in its entirety with the following:

The Global Women’s Fund (together with the Pax World Funds, the “Funds”) seeks investment returns that closely correspond to or exceed price and yield performance, before fees and expenses, of the Pax Global Women’s Leadership Index1 (the “Women’s Index”). The Women’s Index is a customized market-weighted index consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by the Gender Analytics team of Impax Asset Management LLC, formerly known as Pax World Management LLC (“IAM” or the “Adviser”), with final approval by the IAM Women’s Index Committee. In addition, the companies comprising the Women’s Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by the IAM Gender Analytics team, with final approval by the IAM Women’s Index Committee. The IAM Women’s Index Committee is a committee at IAM responsible for the selection of companies that comprise the Women’s Index. The IAM Women’s Index Committee is comprised of IAM personnel who are not involved in the portfolio management of the Global Women’s Fund. The IAM Gender Analytics team has been designated by the IAM Women’s Index Committee to oversee the construction, reconstitution and rebalancing of the Women’s Index. The IAM Gender Analytics team consists of analysts at IAM who have no portfolio management responsibilities for the Global Women’s Fund. The IAM Gender Analytics team uses multiple criteria in exercising its discretion to recommend to the IAM Women’s Index Committee the components for the Women’s Index, starting with membership in the MSCI World Index and otherwise consisting of the following: representation of women on boards, representation of women in executive management, presence of a female CEO and/or CFO and signatories to Women’s Empowerment Principles. The Women’s Index seeks to avoid companies that are involved in the manufacture or sale of weapons or manufacture of tobacco products. The Women’s Index is re-constituted and re-balanced annually. Events occurring between re- constitutions of the Women’s Index, including events such as the hiring or firing of women executives and the election or retirement of women directors, may not be reflected in the Women’s Index until it is next re-constituted. Similarly, the Global Women’s Fund may delay adding or subtracting a company from its portfolio based on such events until the Women’s Index is re-constituted.

The fourth full paragraph is replaced in its entirety with the following:

The Pax Ellevate Global Women’s Leadership Fund invests in companies included in the Pax Global Women’s Leadership Index. Although the Fund does include some key ESG standards as rated by the IAM Gender Analytics team, and seeks to avoid investing in issuers that the investment adviser determines are involved in the manufacture or sale of weapons or manufacture of tobacco products, the Fund and the Women’s Index focus on investing in companies that are leaders in advancing gender equality, and therefore do not include all of the ESG criteria or exclusions included in the actively managed Pax World Funds.

The following is added as a new second paragraph in the section entitled Investment Advisory and Other Services:

IAM serves as index provider of the Women’s Index. IAM uses a rules-based methodology to maintain and disseminate the Women’s Index. In order to address potential conflicts that may exist because of the affiliation between IAM and PEM, IAM and PEM have established policies and procedures designed to prevent non-public information about pending changes to the Women’s Index from being improperly used or disseminated, and to prevent the Global Women’s Fund’s portfolio managers from having any influence on the Women’s Index’s methodology. The IAM Women’s Index Committee is a committee at IAM responsible for the selection of companies that comprise the Women’s Index. The IAM Women’s Index Committee is comprised of IAM personnel who are not involved in the portfolio management of the Global Women’s Fund. The IAM Gender Analytics team has been designated by the IAM Women’s Index Committee to oversee the construction, reconstitution and rebalancing of the Women’s Index. The IAM Gender Analytics team consists of analysts at IAM who have no portfolio management responsibilities for the Global Women’s Fund. IAM and PEM have each adopted policies and procedures designed to establish a wall of separation between the personnel who have responsibility for the Women’s Index and personnel who have responsibility for managing the Global Women’s Fund. To this end, the policies and procedures impose information barriers to ensure that personnel with portfolio management responsibilities for the Global Women’s Fund do not have any greater access to information from, or the ability to influence, IAM about index composition, changes or operations.